Disclosure of detailed information about shareholder loans (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 01, 2012
Statement [Line Items]
Shareholder loans	$ 4,547,427	$ 4,201,120	$ 3,881,185
Loans on Aquisition of Surat Basin Properties [Member]
Statement [Line Items]
Shareholder loans	3,000,000	3,000,000	3,000,000	$ 3,000,000
Accrued and unpaid interest theron	$ 1,547,427	$ 1,201,120	$ 881,185